Statement of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During the Development Stage [Member]
Balance at May. 17, 2011
Balance, shares at May. 17, 2011
Stock issued for cash	9,000	900	8,100
Stock issued for cash, shares		9,000,000
Net Loss	(3,108)			(3,108)
Balance at May. 31, 2011	5,892	900	8,100	(3,108)
Balance, shares at May. 31, 2011	9,000,000	9,000,000
Net Loss	(721)			(721)
Balance at Aug. 31, 2011	5,171	900	8,100	(3,829)
Balance, shares at Aug. 31, 2011		9,000,000
Net Loss	(1,496)			(1,496)
Balance at Nov. 30, 2011	3,675	900	8,100	(5,325)
Balance, shares at Nov. 30, 2011		9,000,000
Net Loss	(575)			(575)
Balance at Feb. 29, 2012	31,000	900	8,100	(5,900)
Balance, shares at Feb. 29, 2012		9,000,000
Net Loss	(2,076)			(2,076)
Balance at May. 31, 2012	$ 1,024	$ 900	$ 8,100	$ (7,976)
Balance, shares at May. 31, 2012	9,000,000	9,000,000